INCOME TAXES (Details) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryover	$ 1,127,639	$ 805,744
Stock-based compensation	146,630	88,035
Total deferred tax assets	1,274,269	893,779
Less: valuation allowance	(1,274,269)	(893,779)
Net deferred tax assets